Other long-term liabilities and deferred credits (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Long-term Liabilities
Asset retirement obligation	13,884	9,508
Customer deposits	11,713	8,774
Provision for injury and damages	1,173	1,215
Contingent consideration	1,202	1,102
Other	12,445	4,580
Other Liabilities	43,100	27,943
Less current portion	(9,873)	(7,451)
Other long-term liabilities	33,227	20,492
Additional asset retirement obligation recorded	2,570	1,651
Deferred Credits
Deferred tax credit	19,130	24,893
Deferred insurance proceeds	12,190	0
Deferred revenue	942	0
Deferred Credits	32,262	24,893
Less: current portion	(18,638)	(7,778)
Deferred credits, noncurrent	13,624	17,115
Water Rights
Other Long-term Liabilities
Deferred water rights inducement	2,683	2,764